Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
 Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to our NEOs and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.
“Compensation actually paid” does not represent the value of cash and shares of the company’s common stock received by named executive officers during the year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, “Compensation actually paid” amounts below differ from compensation actually received by the individuals described in the “Compensation Discussion and Analysis” section of this Proxy Statement. Due to inadvertent calculation errors, one NEO and certain equity grants were omitted from the 2022 Pay versus Performance table in our 2023 Proxy Statement, but the calculations have been corrected as shown below.
2023 Pay Versus Performance Table

			Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO			Company TSR	Peer Group TSR	Net Income (Loss)	Net Operating Ratio
	(1)	(2)	(1)	(2)	(3)	(3)		(4)
2023	$4,287,954	$6,963,419	$1,605,915	$2,153,239	$70.32	$139.85	$66,823,000	93.3%
2022	$3,578,393	$1,931,609	$1,507,019	$1,215,004	$44.47	$124.27	$(22,257,000)	100.7%
2021	$3,540,457	$3,233,166	$723,930	$579,709	$66.89	$119.69	$20,407,000	97.4%
2020	$3,322,914	$2,691,333	$2,196,691	$1,238,143	$56.50	$97.20	$19,105,000	104.2%

(1)
The CEO for each year reported was Stephen J. Donaghy. The NEOs other than the CEO (the “Other NEOs”), for each year reported are as follows: (i) for 2023 and 2022, Sean P. Downes (Executive Chairman), Frank C. Wilcox (CFO) and Kimberly D. Campos (CIO and CAO); and (ii) for 2021 and 2020, Sean P. Downes (Executive Chairman), Jon W. Springer (CRO), Frank C. Wilcox (CFO) and Kimberly D. Campos (CIO and CAO).

(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance table” above. The following table outlines the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the Other NEOs):

Equity Compensation Adjustments

Year	Executives	Summary Compensation Table Total	Deduct Grant Date Fair Value of Equity Awards as Reported in Summary Compensation Table	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Add (or Deduct if Negative) Change in Value from Prior Year- End of Unvested Equity Awards Granted in Prior Years	Add Fair Value as of the Vesting Date of Equity Awards Granted and Vested in Year	Add (or Deduct if Negative) Change in Fair Value from Prior Year-End of Equity Awards Granted in Prior Years which Vested in Year	Deduct the Fair Value for Equity Awards Granted in a Prior Year not Meeting Vesting Conditions During the Year	Add Dividends
2023	CEO	$4,287,954	$(1,750,002)	$1,531,491	$1,286,845	—	$1,528,741	—	$78,390
	Other NEOs	$1,605,915	$(333,330)	$291,710	$304,257	—	$275,277	—	$9,410
2022	CEO	$3,578,393	$(1,057,829)	$962,078	$(1,051,176)		$(515,667)	—	$15,810
	Other NEOs	$1,507,019	$(551,639)	$380,741	$(90,247)	$44,027	$(87,298)	—	$12,401
2021	CEO	$3,540,457	$(2,468,000)	$1,816,951	$126,130	$250,750	$(48,372)	—	$15,250
	Other NEOs	$723,930	$(63,413)	$63,750	$12,776	—	$(57,940)	$(131,929)	$32,535
2020	CEO	$3,322,914	$(2,269,000)	$1,428,169	—	$423,000	$(233,000)	—	$19,250
	Other NEOs	$2,196,691	$(883,696)	$422,530	$(532,056)	$258,054	$(246,523)	—	$23,142

(3)
TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019 and assumes all dividends were reinvested. The peer group TSR represents TSR of the S&P Insurance Select Industry Index.

(4)	Refer to 2023 performance measures below for an understanding of how this metric is calculated.

Company Selected Measure Name	Net Operating Ratio
Named Executive Officers, Footnote	The NEOs other than the CEO (the “Other NEOs”), for each year reported are as follows: (i) for 2023 and 2022, Sean P. Downes (Executive Chairman), Frank C. Wilcox (CFO) and Kimberly D. Campos (CIO and CAO); and (ii) for 2021 and 2020, Sean P. Downes (Executive Chairman), Jon W. Springer (CRO), Frank C. Wilcox (CFO) and Kimberly D. Campos (CIO and CAO).
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019 and assumes all dividends were reinvested. The peer group TSR represents TSR of the S&P Insurance Select Industry Index.
PEO Total Compensation Amount	$ 4,287,954	$ 3,578,393	$ 3,540,457	$ 3,322,914
PEO Actually Paid Compensation Amount	$ 6,963,419	1,931,609	3,233,166	2,691,333
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance table” above. The following table outlines the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the Other NEOs):

Equity Compensation Adjustments

Year	Executives	Summary Compensation Table Total	Deduct Grant Date Fair Value of Equity Awards as Reported in Summary Compensation Table	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Add (or Deduct if Negative) Change in Value from Prior Year- End of Unvested Equity Awards Granted in Prior Years	Add Fair Value as of the Vesting Date of Equity Awards Granted and Vested in Year	Add (or Deduct if Negative) Change in Fair Value from Prior Year-End of Equity Awards Granted in Prior Years which Vested in Year	Deduct the Fair Value for Equity Awards Granted in a Prior Year not Meeting Vesting Conditions During the Year	Add Dividends
2023	CEO	$4,287,954	$(1,750,002)	$1,531,491	$1,286,845	—	$1,528,741	—	$78,390
	Other NEOs	$1,605,915	$(333,330)	$291,710	$304,257	—	$275,277	—	$9,410
2022	CEO	$3,578,393	$(1,057,829)	$962,078	$(1,051,176)		$(515,667)	—	$15,810
	Other NEOs	$1,507,019	$(551,639)	$380,741	$(90,247)	$44,027	$(87,298)	—	$12,401
2021	CEO	$3,540,457	$(2,468,000)	$1,816,951	$126,130	$250,750	$(48,372)	—	$15,250
	Other NEOs	$723,930	$(63,413)	$63,750	$12,776	—	$(57,940)	$(131,929)	$32,535
2020	CEO	$3,322,914	$(2,269,000)	$1,428,169	—	$423,000	$(233,000)	—	$19,250
	Other NEOs	$2,196,691	$(883,696)	$422,530	$(532,056)	$258,054	$(246,523)	—	$23,142

Non-PEO NEO Average Total Compensation Amount	$ 1,605,915	1,507,019	723,930	2,196,691
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,153,239	1,215,004	579,709	1,238,143
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance table” above. The following table outlines the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the Other NEOs):

Equity Compensation Adjustments

Year	Executives	Summary Compensation Table Total	Deduct Grant Date Fair Value of Equity Awards as Reported in Summary Compensation Table	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Add (or Deduct if Negative) Change in Value from Prior Year- End of Unvested Equity Awards Granted in Prior Years	Add Fair Value as of the Vesting Date of Equity Awards Granted and Vested in Year	Add (or Deduct if Negative) Change in Fair Value from Prior Year-End of Equity Awards Granted in Prior Years which Vested in Year	Deduct the Fair Value for Equity Awards Granted in a Prior Year not Meeting Vesting Conditions During the Year	Add Dividends
2023	CEO	$4,287,954	$(1,750,002)	$1,531,491	$1,286,845	—	$1,528,741	—	$78,390
	Other NEOs	$1,605,915	$(333,330)	$291,710	$304,257	—	$275,277	—	$9,410
2022	CEO	$3,578,393	$(1,057,829)	$962,078	$(1,051,176)		$(515,667)	—	$15,810
	Other NEOs	$1,507,019	$(551,639)	$380,741	$(90,247)	$44,027	$(87,298)	—	$12,401
2021	CEO	$3,540,457	$(2,468,000)	$1,816,951	$126,130	$250,750	$(48,372)	—	$15,250
	Other NEOs	$723,930	$(63,413)	$63,750	$12,776	—	$(57,940)	$(131,929)	$32,535
2020	CEO	$3,322,914	$(2,269,000)	$1,428,169	—	$423,000	$(233,000)	—	$19,250
	Other NEOs	$2,196,691	$(883,696)	$422,530	$(532,056)	$258,054	$(246,523)	—	$23,142

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR and Peer Gro u p TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Net Operating Ratio
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR and Peer Gro u p TSR
Tabular List, Table
2023 performance measures
For performance year 2023, the performance measures listed below were the most impor
t
ant ones used by the Compensation Committee to link NEOs’ 2023 compensation actually paid to Company performance.

Performance Measures

Net operating ratio	Numerator of this ratio is calculated as the sum of losses & LAE, policy acquisition costs and other operating expenses, less net investment income, commission revenue, policy fees and other revenues, while the denominator reflects net premiums earned.

GPW growth	Growth in gross premiums written (“GPW”).

3-year adjusted book value per share growth	Excludes cumulative dividends declared and accumulated other comprehensive income.

Total Shareholder Return Amount	$ 70.32	44.47	66.89	56.5
Peer Group Total Shareholder Return Amount	139.85	124.27	119.69	97.2
Net Income (Loss)	$ 66,823,000	$ (22,257,000)	$ 20,407,000	$ 19,105,000
Company Selected Measure Amount	0.933	1.007	0.974	1.042
PEO Name	Stephen J. Donaghy
Measure:: 1
Pay vs Performance Disclosure
Name	Net operating ratio
Measure:: 2
Pay vs Performance Disclosure
Name	GPW growth
Measure:: 3
Pay vs Performance Disclosure
Name	3-year adjusted book value per share growth
PEO | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,750,002)	$ (1,057,829)	$ (2,468,000)	$ (2,269,000)
PEO | YearEnd Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,531,491	962,078	1,816,951	1,428,169
PEO | Change in Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,286,845	(1,051,176)	126,130
PEO | Change in Value of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			250,750	423,000
PEO | Change in Value of Equity Awards Granted in Prior Years which Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,528,741	(515,667)	(48,372)	(233,000)
PEO | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,390	15,810	15,250	19,250
Non-PEO NEO | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(333,330)	(551,639)	(63,413)	(883,696)
Non-PEO NEO | YearEnd Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	291,710	380,741	63,750	422,530
Non-PEO NEO | Change in Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	304,257	(90,247)	12,776	(532,056)
Non-PEO NEO | Change in Value of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		44,027		258,054
Non-PEO NEO | Change in Value of Equity Awards Granted in Prior Years which Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,277	(87,298)	(57,940)	(246,523)
Non-PEO NEO | Fair Value for Equity Awards Granted in the Prior Year not Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(131,929)
Non-PEO NEO | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,410	$ 12,401	$ 32,535	$ 23,142